Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Summary of Provisions

	2025	2024
(in $ millions)	$	$
Site restoration	27	24
Legal and others	20	37
	47	61

	2025	2024
(in $ millions)	$	$
Non-current	22	20
Current	25	41
	47	61

Summary of Movement in Provision For Site Restoration and Legal Charges
i)                   Site restoration

	2025	2024
(in $ millions)	$	$
Balance at January 1	24	25
Provisions made during the year	1	*
Provisions reversed during the year	—	(1)
Effect of movements in exchange rates	2	*
Balance at December 31	27	24
*Amount less than $1 million
ii)                  Legal and others

	2025	2024
(in $ millions)	$	$
Balance at January 1	37	32
Provisions made during the year	2	5
Provisions reversed during the year	(21)	*
Effect of movements in exchange rates	2	*
Balance at December 31	20	37
*Amount less than $1 million